Significant Accounting Policies - Additional Information (Detail) - Segments	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of significant accounting policies [line items]
Number of operating and reportable segments	2
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Product warranty claim period		6 months
Top of range [member]
Disclosure of significant accounting policies [line items]
Product warranty claim period		5 years
Regionales Innovations Centrum GmbH [member]
Disclosure of significant accounting policies [line items]
Percentage of non-controlling interests	25.00%
BRP Commerce and Trade Co. Ltd [member]
Disclosure of significant accounting policies [line items]
Percentage of non-controlling interests	20.00%
Telwater Pty Ltd [member]
Disclosure of significant accounting policies [line items]
Percentage of non-controlling interests	20.00%